Debt - Schedule of Senior Secured Notes (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 18, 2024 EUR (€)	Dec. 31, 2023 USD ($)
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes
Debt Instrument [Line Items]
Principal	$ 4,068			$ 4,131
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal	$ 750			750
Effective interest rate (as a percent)	4.34%	4.34%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 779	€ 750		829
Effective interest rate (as a percent)	3.65%	3.65%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750			750
Effective interest rate (as a percent)	6.41%	6.41%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 519	€ 500		553
Effective interest rate (as a percent)	2.50%	2.50%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750			750
Effective interest rate (as a percent)	5.39%	5.39%
Senior Notes | 4.250% Senior Secured Euro Notes due March 2030
Debt Instrument [Line Items]
Principal	$ 519	€ 500	€ 500	$ 0
Effective interest rate (as a percent)	4.48%	4.48%